Note 7 - Leases - Future Minimum Time-charter Receipts (Details) - Time Charter Contracts [Member] $ in Thousands	Dec. 31, 2016 USD ($)
2017	$ 33,991
2018	32,048
2019	20,821
2020	8,626
2021	3,814
Total	$ 99,300